Description of the Business and Group Composition - Summary of Subsidiaries Included in Consolidation Together with Related Percentages of Ownership and Other Information (Detail)
₽ in Thousands, € in Thousands, ₨ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, SFr in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, in Thousands
	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019	Dec. 31, 2020 RON ( )	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 INR (₨)
Italsofa Romania S.r.l. [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital |			109,271,750
Ownership registered office	Baia Mare, Romania
Natuzzi (China) Ltd [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | ¥				¥ 106,414,300
Ownership registered office	Shanghai, China
Italsofa Nordeste S/A [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | R$					R$ 159,300,558
Ownership registered office	Salvador de Bahia, Brazil
Natco S.p.A. [member] | Intragroup leather dyeing and finishing [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Share/quota capital	€ 4,420,000
Ownership registered office	Santeramo in Colle, Italy
IMPE S.p.A. [member] | Production and distribution of Polyurethane foam [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital	€ 1,000,000
Ownership registered office	Bari, Italy
Nacon S.p.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital	€ 2,800,000
Ownership registered office	Santeramo in Colle, Italy
Lagene S.r.l. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital	€ 10,000
Ownership registered office	Santeramo in Colle, Italy
Natuzzi Americas Inc. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | $						$ 89
Ownership registered office	High Point, N. Carolina, USA
Natuzzi Florida LLC [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Share/quota capital | $						4,955,186
Ownership registered office	High Point, N. Carolina, USA
Natuzzi Iberica S.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital	€ 386,255
Ownership registered office	Madrid, Spain
Natuzzi Switzerland AG [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | SFr							SFr 2,000,000
Ownership registered office	Dietikon, Switzerland
Natuzzi Services Limited [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | £								£ 25,349,353
Ownership registered office	London, UK
Natuzzi UK Retail Limited [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%
Share/quota capital | £								£ 100
Ownership registered office	Cardiff, UK
Natuzzi Germany Gmbh [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital	€ 25,000
Ownership registered office	Köln, Germany
Natuzzi Japan KK [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | ¥									¥ 28,000,000
Ownership registered office	Tokyo, Japan
Natuzzi Russia OOO [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | ₽										₽ 8,700,000
Ownership registered office	Moscow, Russia
Natmx S.DE.R.L.DE.C.V [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%	99.00%
Share/quota capital | $											$ 69,195,993
Ownership registered office	Mexico City, Mexico
Natuzzi India Furniture PVT Ltd [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | ₨													₨ 16,200,000
Ownership registered office	New Delhi, India
Natuzzi France S.a.s. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital	€ 200,100
Ownership registered office	Paris, France
Softaly (Furniture) Shanghai Co. Ltd [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	96.50%	96.50%
Share/quota capital | ¥				¥ 100,000
Ownership registered office	Shanghai, China
Natuzzi Oceania PTI Ltd [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | $												$ 320,002
Ownership registered office	Sydney, Australia
Natuzzi Netherlands Holding [member] | Investment holding [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital	€ 34,605,000
Ownership registered office	Amsterdam, Holland
Natuzzi Singapore PTE. LTD. [Member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Share/quota capital | $						200,000
Ownership registered office	Singapore, Republic of Singapore
Italsofa Shanghai Ltd [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	96.50%	96.50%
Share/quota capital | $						$ 5,000,000
Ownership registered office	Shanghai, China
Natuzzi Trade Service S.r.l. [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital	€ 14,000,000
Ownership registered office	Santeramo in Colle, Italy